Investment Objectives and Goals	Apr. 30, 2025
Segall Bryant & Hamill Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Segall Bryant & Hamill Small Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Small Cap Value Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Segall Bryant & Hamill Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Segall Bryant & Hamill Small Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Small Cap Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Segall Bryant & Hamill Small Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	Segall Bryant & Hamill Small Cap Core Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Small Cap Core Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Segall Bryant & Hamill All Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Segall Bryant & Hamill All Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill All Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Segall Bryant & Hamill Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	Segall Bryant & Hamill Emerging Markets Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Emerging Markets Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Segall Bryant & Hamill International Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Segall Bryant & Hamill International Small Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill International Small Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Segall Bryant & Hamill International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Segall Bryant & Hamill International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill International Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Segall Bryant & Hamill Global All Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Segall Bryant & Hamill Global All Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Global All Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Segall Bryant & Hamill Short Term Plus Fund
Prospectus [Line Items]
Risk/Return [Heading]	SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Short Term Plus Fund (the “Fund”) seeks to provide current income and competitive total return.
Segall Bryant & Hamill Plus Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Segall Bryant & Hamill Plus Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Plus Bond Fund (the “Fund”) seeks to achieve long-term total rate of return consistent with preservation of capital.
Segall Bryant & Hamill Quality High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	Segall Bryant & Hamill Quality High Yield Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Quality High Yield Fund (the “Fund”) seeks to achieve long-term total rate of return consistent with preservation of capital.
Segall Bryant & Hamill Municipal Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Segall Bryant & Hamill Municipal Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Municipal Opportunities Fund (the “Fund”) seeks income exempt from Federal income taxes.
Segall Bryant & Hamill Colorado Tax Free Fund
Prospectus [Line Items]
Risk/Return [Heading]	Segall Bryant & Hamill Colorado Tax Free Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Colorado Tax Free Fund (the “Fund”) seeks income exempt from both federal and Colorado state personal income taxes.
BARRETT GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	BARRETT GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Barrett Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation and to maximize after-tax returns.
Barrett Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	BARRETT OPPORTUNITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Barrett Opportunity Fund (the “Fund”) seeks to achieve above average long term capital appreciation. Current income is a secondary objective.
Segall Bryant & Hamill Select Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SEGALL BRYANT & HAMILL SELECT EQUITY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Select Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation.